Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of inventories [line items]
Total Inventories	$ 22,485	$ 17,309
Deferred crop costs [member]
Classes of inventories [line items]
Total Inventories	24,649	19,070
Purchased produce inventory [member]
Classes of inventories [line items]
Total Inventories	643	396
Biological asset adjustment [member]
Classes of inventories [line items]
Total Inventories	(2,871)	(2,212)
Spare parts inventory [member]
Classes of inventories [line items]
Total Inventories	$ 64	$ 55